Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Schedule of Allowance for Doubtful Account
Year ended March 31,
Allowance for doubtful account	2016	2017	2018
Balance at beginning of the year	$607	$881	$1,252
Provision for the year	376	420	34
Bad debt recovery	(102)	(49)	(708)
Written off	—	—	(308)
	$881	$1,252	$270

Schedule of Net Income (Loss) Per Share

Basic net (loss) income per share and diluted net loss per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2016	2017	2018
Net (loss) income attributable to Deswell Industries, Inc.	$(4,934)	$1,376	$6,190

Basic weighted average common shares outstanding	16,056	16,035	15,885

Basic net (loss) income per share	$(0.31)	$0.09	$0.39

	Year ended March 31,
	2016	2017	2018
Basic weighted average common shares outstanding	16,056	16,035	15,885
Effect of dilutive securities – Options	—	—	100
Diluted weighted average common and potential common shares outstanding	16,056	16,035	15,985

Diluted net (loss) income per share	$(0.31)	$0.09	$0.39